Commitments and contingencies (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) jack_up_rig	Dec. 31, 2017 USD ($)
Contractual Obligation, Fiscal Year Maturity [Line Items]
Assets pledged under mortgages and overdraft facilities, book value			$ 2,325.5
Number of new building contracts for jack up rigs | jack_up_rig		0
Other Client Matters
Contractual Obligation, Fiscal Year Maturity [Line Items]
Invoice payment withheld	$ 34.7
Revenue | Other Client Matters
Contractual Obligation, Fiscal Year Maturity [Line Items]
Contract revenue reversed		$ 2.8